Statement of Changes in Net Assets Available for Benefits - EBP 41-0268370 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participant contributions	$ 23,761,291
Employer contributions	15,546,340
Rollover contributions	3,626,053
Total contributions	42,933,684
Investment income:
Dividends	1,684,314
Other income	342,896
Total investment income	2,027,210
Net appreciation in fair value of investments	71,663,866
Interest income on notes receivable from participants	506,288
Total additions	117,131,048
Deductions:
Participant distributions and withdrawals	(83,649,614)
Administrative expenses	(1,069,604)
Total deductions	(84,719,218)
Net increase in net assets available for benefits	32,411,830
Transfers into plan from plan merger (Note 1)	321,892
Net assets available for benefits:
Beginning of year	$ 562,074,150